SUPPLEMENT DATED APRIL 16, 2019
TO

PROSPECTUS DATED JUNE 26, 2018
FOR EXECUTIVE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

The Franklin Founding Funds Allocation VIP Fund that is available as an investment option under your Policy will change its name to the Franklin Allocation VIP Fund on or about May 1, 2019.

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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.